RELATED PARTY TRANSACTIONS (Summary of Leasing Revenues Earned From Related Parties) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Profit share	$ 3,044	$ 10,103	$ 18,677
Direct financing lease interest income	382	5,186	5,196
Direct financing lease service revenue	1,746	6,570	6,903
Golden Ocean
Related Party Transaction [Line Items]
Operating lease income	52,300	50,500	52,000
Profit share	3,000	9,800	0
Frontline Shipping
Related Party Transaction [Line Items]
Profit share	0	300	18,600
Direct financing lease interest income	400	1,500	1,700
Direct financing lease service revenue	1,700	6,600	6,900
Direct financing lease repayments	1,800	6,300	6,500
Seadrill
Related Party Transaction [Line Items]
Operating lease income	17,800	28,900	0
Direct financing lease interest income	0	3,700	3,500
Direct financing lease repayments	$ 0	$ 2,700	$ 2,800